RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS	NOTE 8 - RELATED PARTY TRANSACTIONS
During the first six months ended 30 June 2025, there have been no other related party transactions than ordinary remuneration to the Board of Directors, the CEO and the Senior
Management Team. Please refer to Note 2.